Summary of Significant Accounting Policies - Reconciliation of Net (Loss) Income Per Common Stock (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net (loss) income, basic					$ (87,589,000)	$ (106,455,000)
Weighted average shares outstanding, basic (in shares)	17,478,371	3,551,881	17,466,606	3,551,881	4,213,244	1,445,089
Weighted average shares outstanding, diluted (in shares)	17,478,371	3,551,881	17,466,606	3,551,881	4,213,244	1,445,089
Class A common stock subject to redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net (loss) income, basic	$ (251,051)	$ 1,278	$ (426,121)	$ 883,994
Allocation of net (loss) income, diluted	$ (251,051)	$ 1,278	$ (426,121)	$ 883,994
Weighted average shares outstanding, basic (in shares)	4,345,663	6,630,703	4,345,663	12,059,248
Weighted average shares outstanding, diluted (in shares)	4,345,663	6,630,703	4,345,663	12,059,248
Basic net (loss) income per share (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07
Diluted net (loss) income per share (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07
Class A common stock subject to redemption | BURTECH ACQUISITION CORP [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income, common stock subject to redemption					$ 660,301	$ 1,216,069
Weighted average shares outstanding, basic (in shares)	4,345,663	6,630,703	4,345,663	12,059,248	10,578,271	28,750,000
Weighted average shares outstanding, diluted (in shares)	4,345,663	6,630,703	4,345,663	12,059,248	10,578,271	28,750,000
Basic net (loss) income per share (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07	$ 0.06	$ 0.04
Diluted net (loss) income per share (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07	$ 0.06	$ 0.04
Non-redeemable Class A common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net (loss) income, basic		$ 256		$ 97,458
Allocation of net (loss) income, diluted		$ 256		$ 97,458
Weighted average shares outstanding, basic (in shares)		1,329,500		1,329,500
Weighted average shares outstanding, diluted (in shares)		1,329,500		1,329,500
Basic net (loss) income per share (in dollars per share)		$ 0		$ 0.07
Diluted net (loss) income per share (in dollars per share)		$ 0		$ 0.07
Non-redeemable Class A common stock | BURTECH ACQUISITION CORP [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income, common stock subject to redemption					$ 112,586	$ 56,235
Weighted average shares outstanding, basic (in shares)					1,803,670	1,329,500
Weighted average shares outstanding, diluted (in shares)					1,803,670	1,329,500
Basic net (loss) income per share (in dollars per share)					$ 0.06	$ 0.04
Diluted net (loss) income per share (in dollars per share)					$ 0.06	$ 0.04
Class A and B Non-redeemable common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net (loss) income, basic	$ (624,902)		$ (1,060,678)
Allocation of net (loss) income, diluted	$ (624,902)		$ (1,060,678)
Weighted average shares outstanding, basic (in shares)	10,817,000		10,817,000
Weighted average shares outstanding, diluted (in shares)	10,817,000		10,817,000
Basic net (loss) income per share (in dollars per share)	$ (0.06)		$ (0.1)
Diluted net (loss) income per share (in dollars per share)	$ (0.06)		$ (0.1)
Non-redeemable Class B common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net (loss) income, basic		$ 1,828		$ 695,474
Allocation of net (loss) income, diluted		$ 1,828		$ 695,474
Weighted average shares outstanding, basic (in shares)		9,487,500		9,487,500
Weighted average shares outstanding, diluted (in shares)		9,487,500		9,487,500
Basic net (loss) income per share (in dollars per share)		$ 0		$ 0.07
Diluted net (loss) income per share (in dollars per share)		$ 0		$ 0.07
Non-redeemable Class B common stock | BURTECH ACQUISITION CORP [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income, common stock subject to redemption					$ 566,255	$ 401,303
Weighted average shares outstanding, basic (in shares)					9,071,610	9,487,500
Weighted average shares outstanding, diluted (in shares)					9,071,610	9,487,500
Basic net (loss) income per share (in dollars per share)					$ 0.06	$ 0.04
Diluted net (loss) income per share (in dollars per share)					$ 0.06	$ 0.04